Leases (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases [Line Items]
Operating lease expense	¥ 2,584,792	¥ 1,940,818	¥ 3,031,888
Minimum [Member]
Leases [Line Items]
Operating lease term	24 months
Maximum [Member]
Leases [Line Items]
Operating lease term	36 months